Submission	Aug. 30, 2024
Submission [Line Items]
Central Index Key	0000944148
Registrant Name	CBIZ, Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES